UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             5/17/10
       ------------------------   ---------------------------  ---------
             [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        85
                                               -------------

Form 13F Information Table Value Total:        $517,831
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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

COLUMN 1                       COLUMN 2          COLUMN3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
                               TITLE OF                     VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP   (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE

3COM CORP                      COM               885535104   7,670   1,000,000  SH   PUT     SOLE             1,000,000
3PAR INC                       COM               88580F109   2,750     275,000  SH           SOLE               275,000
A123 SYS INC                   COM               03739T108     687      50,000  SH   PUT     SOLE                50,000
A123 SYS INC                   COM               03739T108     687      50,000  SH   PUT     SOLE                50,000
ACORN ENERGY INC               COM               004848107     385      65,000  SH           SOLE                65,000
ACTIVE POWER INC               COM               00504W100   1,215   1,500,000  SH           SOLE             1,500,000
ALLEGHENY TECHNOLOGIES INC     COM               01741R102     810      15,000  SH           SOLE                15,000
AMERICAN PUBLIC EDUCATION IN   COM               02913V103   5,639     121,000  SH           SOLE               121,000
ANDERSONS INC                  COM               034164103   1,507      45,000  SH           SOLE                45,000
APPLE INC                      COM               037833100  17,038      72,500  SH           SOLE                72,500
ARTHROCARE CORP                COM               043136100  12,928     435,000  SH           SOLE               435,000
BIOVAIL CORP                   COM               09067J109  10,901     650,000  SH           SOLE               650,000
BROCADE COMMUNICATIONS SYS I   COM NEW           111621306  23,697   4,150,000  SH           SOLE             4,150,000
BROCADE COMMUNICATIONS SYS I   COM NEW           111621306   8,565   1,500,000  SH   CALL    SOLE
CF INDS HLDGS INC              COM               125269100   1,368      15,000  SH           SOLE                15,000
CHART INDS INC                 COM PAR $0.01     16115Q308   1,200      60,000  SH           SOLE                60,000
CHINA AGRITECH INC             COM NEW           16937A200   2,486     100,000  SH   PUT     SOLE               100,000
CHINA AGRITECH INC             COM NEW           16937A200   1,243      50,000  SH   PUT     SOLE                50,000
CHINA INFORMATION SEC TECH I   COM               16944F101  10,241   2,020,000  SH           SOLE             2,020,000
CHINA MARINE FOOD GROUP LTD    COM               16943R106   2,366     385,000  SH           SOLE               385,000
CHINA MEDIAEXPRESS HLDGS INC   COM               169442100   2,069     150,000  SH           SOLE               150,000
CHINA VALVES TECHNOLOGY INC    COM NEW           169476207  13,856   1,065,000  SH           SOLE             1,065,000
CHINA YIDA HOLDINGS CO         COM NEW           16945D204   8,192     645,000  SH           SOLE               645,000
CIENA CORP                     COM NEW           171779309  13,353     875,000  SH           SOLE               875,000
CLEAN ENERGY FUELS CORP        COM               184499101   1,709      75,000  SH   PUT     SOLE                75,000
COEUR D ALENE MINES CORP IDA   COM NEW           192108504   1,124      75,000  SH           SOLE                75,000
COVANTA HLDG CORP              COM               22282E102   1,458      87,500  SH           SOLE                87,500
EBAY INC                       COM               278642103   4,719     175,000  SH           SOLE               175,000
E M C CORP MASS                COM               268648102   9,020     500,000  SH           SOLE               500,000
ENERNOC INC                    COM               292764107   1,484      50,000  SH   PUT     SOLE                50,000
ENVIRONMENTAL PWR CORP         COM NEW           29406L201      95     450,000  SH           SOLE               450,000
EXIDE TECHNOLOGIES             COM NEW           302051206   2,304     400,000  SH           SOLE               400,000
FIRST AMERN CORP CALIF         COM               318522307   5,076     150,000  SH           SOLE               150,000
FIRST SOLAR INC                COM               336433107  11,652      95,000  SH           SOLE                95,000
FUELCELL ENERGY INC            COM               35952H106   1,410     500,000  SH           SOLE               500,000
GLOBE SPECIALTY METALS INC     COM               37954N206   1,119     100,000  SH           SOLE               100,000
GOOGLE INC                     CL A              38259P508  45,370      80,000  SH           SOLE                80,000
GREEN PLAINS RENEWABLE ENERG   COM               393222104   1,784     125,000  SH           SOLE               125,000
GSE SYS INC                    COM               36227K106     974     180,000  SH           SOLE               180,000
HALOZYME THERAPEUTICS INC      COM               40637H109   4,634     580,000  SH           SOLE               580,000
HARBIN ELECTRIC INC            COM               41145W109   9,823     455,000  SH           SOLE               455,000
HEADWATERS INC                 COM               42210P102     918     200,000  SH           SOLE               200,000
ISHARES TR INDEX               DJ US REAL EST    464287739   2,489      50,000  SH   PUT     SOLE                50,000
KAISER ALUMINUM CORP           COM PAR $0.01     483007704   1,350      35,000  SH           SOLE                35,000
KENEXA CORP                    COM               488879107   6,325     460,000  SH           SOLE               460,000
LENDER PROCESSING SVCS INC     COM               52602E102   6,418     170,000  SH           SOLE               170,000
LSB INDS INC                   COM               502160104     762      50,000  SH           SOLE                50,000
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589   7,433     289,000  SH           SOLE               289,000
MCDERMOTT INTL INC             COM               580037109     673      25,000  SH           SOLE                25,000
MELLANOX TECHNOLOGIES LTD      SHS               M51363113  11,785     500,000  SH           SOLE               500,000
MEMC ELECTR MATLS INC          COM               552715104   1,533     100,000  SH           SOLE               100,000
MERCK & CO INC NEW             COM               58933Y105  39,218   1,050,000  SH           SOLE             1,050,000
METALICO INC                   COM               591176102     899     150,000  SH           SOLE               150,000
MGIC INVT CORP WIS             COM               552848103   4,388     400,000  SH           SOLE               400,000
MYLAN INC                      COM               628530107   6,620     291,500  SH           SOLE               291,500
NETSUITE INC                   COM               64118Q107   3,635     250,000  SH           SOLE               250,000
ORACLE CORP                    COM               68389X105   8,999     350,000  SH           SOLE               350,000
ORIENT PAPER INC               COM NEW           68619F205   2,505     300,000  SH           SOLE               300,000
ORMAT TECHNOLOGIES INC         COM               686688102   2,251      80,000  SH           SOLE                80,000
PLAINS EXPL& PRODTN CO         COM               726505100   6,523     217,500  SH           SOLE               217,500
PMC-SIERRA INC                 COM               69344F106   5,218     585,000  SH           SOLE               585,000
POWER-ONE INC                  COM               739308104     836     200,000  SH           SOLE               200,000
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297     974      20,000  SH           SOLE                20,000
PULTE HOMES INC                COM               745867101   3,094     275,000  SH           SOLE               275,000
QKL STORES INC                 COM               74732Y105   8,046   1,247,500  SH           SOLE             1,247,500
RF MICRODEVICES INC            COM               749941100   3,835     770,000  SH           SOLE               770,000
ROCKWOOD HLDGS INC             COM               774415103   6,495     244,000  SH           SOLE               244,000
RUBICON TECHNOLOGY INC         COM               78112T107  10,706     530,000  SH           SOLE               530,000
SCHNITZER STL INDS             CL A              806882106   1,051      20,000  SH           SOLE                20,000
SIMS METAL MANAGEMENT LTD      SPONS ADR         829160100   1,473      75,000  SH           SOLE                75,000
SINOCOKING COAL & COKE CH IN   COM               829357102   1,032     215,000  SH           SOLE               215,000
SOLUTIA INC                    COM NEW           834376501   2,819     175,000  SH           SOLE               175,000
SUNPOWER CORP                  COM CL B          867652307     419      25,000  SH           SOLE                25,000
TELVENT GIT SA                 SHS               E90215109  21,139     735,000  SH           SOLE               735,000
TITAN MACHY INC                COM               88830R101     685      50,000  SH           SOLE                50,000
TRINA SOLAR LIMITED            SPON ADR          89628E104  10,374     425,000  SH           SOLE               425,000
TUTOR PERINI CORP              COM               901109108     979      45,000  SH           SOLE                45,000
UNITED STATES NATL GAS FUND    UNIT              912318102     346      50,000  SH   CALL    SOLE
VEECO INSTRS INC DEL           COM               922417100   1,304      30,000  SH           SOLE                30,000
WESTPORT INNOVATIONS INC       COM NEW           960908309  10,059     610,000  SH           SOLE               610,000
WONDER AUTO TECHNOLOGY INC     COM               978166106  10,845   1,025,000  SH           SOLE             1,025,000
YONGYE INTL INC                COM               98607B106  24,742   3,062,100  SH           SOLE             3,062,100
YUHE INTERNATIONAL INC         COM               988432100  14,018   1,507,295  SH           SOLE             1,507,295
ZBB ENERGY CORPORATION         COM               98876R204     649     811,462  SH           SOLE               811,462
ZHONGPIN INC                   COM               98952K107   7,361     579,600  SH           SOLE               579,600

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